Long-Term Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
8.	Long-Term Debt

	December 31, 2014	December 31, 2013
	$	$
Revolving Credit Facilities	1,766,822	1,919,086
Senior Notes (8.5%) due January 15, 2020	390,712	447,430
Norwegian Kroner-denominated Bonds due through January 2019	697,798	691,778
U.S. Dollar-denominated Term Loans due through 2023	3,103,255	2,523,523
U.S. Dollar Bonds due through 2023	492,918	174,150
Euro-denominated Term Loans due through 2023	284,993	340,221
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	—	13,282

Total	6,736,498	6,109,470
Less current portion	654,134	996,425

Long-term portion	6,082,364	5,113,045

As of December 31, 2014, the Company had 13 revolving credit facilities (or the Revolvers) available, which, as at such date, provided for aggregate borrowings of up to $2.4 billion, of which $0.6 billion was undrawn. Interest payments are based on LIBOR plus margins; at December 31, 2014 and December 31, 2013, the margins ranged between 0.45% and 3.95% and 0.45% and 4.5%, respectively. At December 31, 2014 and December 31, 2013, the three-month LIBOR was 0.26% and 0.25%, respectively. The total amount available under the Revolvers reduces by $382.2 million (2015), $506.2 million (2016), $529.7 million (2017), $895.2 million (2018) and $49.5 million (2019). The Revolvers are collateralized by first-priority mortgages granted on 51 of the Company’s vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts. Included in other security are 23.8 million common units in Teekay Offshore and 25.2 million common units in Teekay LNG which secure a $500 million credit facility. The maximum amount available under the facility is dependent on the market value of the units in Teekay Offshore and Teekay LNG. At December 31, 2014, the maximum available amount was $473.5 million.

The Company’s 8.5% senior unsecured notes (or the 8.5% Notes) are due January 15, 2020 with an original principal amount of $450 million. The 8.5% Notes were sold at a price equal to 99.181% of par and the discount is accreted through the maturity date of the notes using the effective interest rate of 8.625% per year. The Company capitalized issuance costs of $9.4 million, which is recorded in other non-current assets in the consolidated balance sheet and is amortized to interest expense over the term of the 8.5% Notes. The 8.5% Notes rank equally in right of payment with all of Teekay’s existing and future senior unsecured debt and senior to any future subordinated debt of Teekay. The 8.5% Notes are not guaranteed by any of Teekay’s subsidiaries and effectively rank behind all existing and future secured debt of Teekay and other liabilities of its subsidiaries.

The Company may redeem the 8.5% Notes in whole or in part at any time before their maturity date at a redemption price equal to the greater of (i) 100% of the principal amount of the 8.5% Notes to be redeemed and (ii) the sum of the present values of the remaining scheduled payments of principal and interest on the 8.5% Notes to be redeemed (excluding accrued interest), discounted to the redemption date on a semi-annual basis, at the treasury yield plus 50 basis points, plus accrued and unpaid interest to the redemption date. During 2014, the Company repurchased the principal amount of $57.3 million of the 8.5% Notes at a premium of $7.7 million and such amount is reflected in other income in the Company’s consolidated statements of income (loss).

Teekay Offshore, Teekay LNG and Teekay have issued in the Norwegian bond market a total of NOK 4.2 billion of senior unsecured bonds that mature between October 2015 and September 2018. As at December 31, 2014, the total carrying amount of the bonds was $563.6 million. The bonds are listed on the Oslo Stock Exchange. The interest payments on the bonds are based on NIBOR plus a margin, which ranges from 4.00% to 5.75%. The Company entered into cross currency rate swaps to swap all interest and principal payments of the bonds into U.S. Dollars, with the interest payments fixed at rates ranging from 4.80% to 7.49%, and the transfer of principal fixed at $732.4 million upon maturity in exchange for NOK 4.2 billion (see Note 15).

In January 2014, Teekay Offshore issued NOK 1,000 million in senior unsecured bonds that mature in January 2019 in the Norwegian bond market. As of December 31, 2014, the carrying amount of the bonds was $134.2 million. The bonds were listed on the Oslo Stock Exchange in June 2014. The interest payments on the bonds are based on NIBOR plus a margin of 4.25%. Teekay Offshore entered into a cross currency swap to swap all interest and principal payments into U.S. Dollars, with the interest payments fixed at a rate of 6.28%, and the transfer of the principal amount fixed at $162.2 million upon maturity in exchange for NOK 1,000 million (see Note 15).

As of December 31, 2014, the Company had 18 U.S. Dollar-denominated term loans outstanding, which totaled $3.1 billion in aggregate principal amount (December 31, 2013 – $2.5 billion). Certain of the term loans with a total outstanding principal balance of $37.8 million as at December 31, 2014 (December 31, 2013 – $176.3 million) bear interest at a weighted-average fixed rate of 4.8% (December 31, 2013 – 5.2%). Interest payments on the remaining term loans are based on LIBOR plus a margin. At December 31, 2014 and December 31, 2013, the margins ranged between 0.3% and 3.25%. At December 31, 2014 and December 31, 2013, the three-month LIBOR was 0.26% and 0.25%, respectively. The term loan payments are made in quarterly or semi-annual payments commencing three or six months after delivery of each newbuilding vessel financed thereby, and 17 of the term loans have balloon or bullet repayments due at maturity. The term loans are collateralized by first-priority mortgages on 34 (December 31, 2013 – 35) of the Company’s vessels, together with certain other security. In addition, at December 31, 2014, all but $79.3 million (December 31, 2013 – $94.4 million) of the outstanding term loans were guaranteed by Teekay or its subsidiaries.

During May 2014, Teekay Offshore issued $300 million in five-year senior unsecured bonds that mature in July 2019 in the U.S. bond market. As of December 31, 2014, the carrying amount of the bonds was $300.0 million. The bonds were listed on the New York Stock Exchange in June 2014. The interest payments on the bonds are fixed at a rate of 6.0%.

In September 2013 and November 2013, Teekay Offshore issued $174.2 million of ten-year senior unsecured bonds that mature in December 2023 and that were issued in a U.S. private placement to finance the Bossa Nova Spirit and the Sertanejo Spirit shuttle tankers. The bonds accrue interest at a fixed combined rate of 4.96%. The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security. During the year, Teekay Offshore made semi-annual repayments on the bonds and as of December 31, 2014, the carrying amount of the bonds was $166.1 million.

In August 2014, Teekay Offshore assumed Logitel’s obligations under a bond agreement from Sevan as part of the acquisition (see note 3a). The bonds are redeemable at par at any time by Logitel. As of December 31, 2014, the carrying amount of the bond was $26.8 million.

The Company has two Euro-denominated term loans outstanding, which, as at December 31, 2014, totaled 235.6 million Euros ($285.0 million) (December 31, 2013 – 247.6 million Euros ($340.2 million)). The Company is repaying the loans with funds generated by two Euro-denominated, long-term time-charter contracts. Interest payments on the loans are based on EURIBOR plus a margin. At December 31, 2014 and December 31, 2013, the margins ranged between 0.6% and 2.25% and the one-month EURIBOR at December 31, 2014 was 0.02% (December 31, 2013 – 0.2%). The Euro-denominated term loans reduce in monthly payments with varying maturities through 2023, are collateralized by first-priority mortgages on two of the Company’s vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.

Both Euro-denominated term loans and NOK-denominated bonds are revalued at the end of each period using the then-prevailing U.S. Dollar exchange rate. Due primarily to the revaluation of the Company’s NOK-denominated bonds, the Company’s Euro-denominated term loans, capital leases and restricted cash, and the change in the valuation of the Company’s cross currency swaps, the Company recognized foreign exchange gains of $13.4 million (2013 – $13.3 million loss, 2012 – $12.9 million loss).

The Teekay Nakilat Joint Venture had a U.S. Dollar-denominated demand loan of $13.3 million as at December 31, 2013 owing to Qatar Gas Transport Company Ltd. (or Nakilat), which was repaid by the Teekay Nakilat Joint Venture during 2014.

The weighted-average effective interest rate on the Company’s aggregate long-term debt as at December 31, 2014 was 3.2% (December 31, 2013 – 3.0%). This rate does not include the effect of the Company’s interest rate swap agreements (see Note 15).

Among other matters, the Company’s long-term debt agreements generally provide for maintenance of minimum consolidated financial covenants and six loan agreements require the maintenance of vessel market value to loan ratios. As at December 31, 2014, these ratios ranged from 137.4% to 675.6% compared to their minimum required ratios of 105% to 130%. The vessel values used in these ratios are the appraised values prepared by the Company based on second hand sale and purchase market data. Changes in the conventional tanker market, FPSO market and a weakening of the LNG/LPG carrier market could negatively affect the ratios. Certain loan agreements require that a minimum level of free cash be maintained and as at December 31, 2014 and December 31, 2013, this amount was $100.0 million. Most of the loan agreements also require that the Company maintain an aggregate minimum level of free liquidity and undrawn revolving credit lines with at least six months to maturity, in amounts ranging from 5% to 7.5% of total debt. As at December 31, 2014, this aggregate amount was $368.1 million (December 31, 2013- $344.9 million). As at December 31, 2014, the Company was in compliance with all covenants required by its credit facilities and other long-term debt.

The aggregate annual long-term debt principal repayments required to be made by the Company subsequent to December 31, 2014, are $654.1 million (2015), $797.1 million (2016), $1.1 billion (2017), $1.6 billion (2018), $744.6 million (2019) and $1.8 billion (thereafter).